Stock-Based Compensation (Details) - Schedule of stock options - $ / shares	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Stock-Based Compensation (Details) - Schedule of stock options [Line Items]
Options, Exercised
Weighted average exercise price, Exercised
Weighted average remaining contractual term (years) Exercised
DIGERATI TECHNOLOGIES, INC [Member]
Stock-Based Compensation (Details) - Schedule of stock options [Line Items]
Options, Outstanding Beginning Balance	9,130,000
Weighted average exercise price, Outstanding Beginning Balance	$ 0.17
Weighted average remaining contractual term (years), Outstanding Beginning Balance	2 years 4 months 20 days
Options, Granted
Weighted average exercise price, Granted
Weighted average remaining contractual term (years), Granted
Options, Exercised			330,000
Options, Forfeited and cancelled
Weighted average exercise price, Forfeited and cancelled
Weighted average remaining contractual term (years) Forfeited and cancelled
Options, Outstanding Ending Balance	9,130,000	9,130,000
Weighted average exercise price, Outstanding Ending Balance	$ 0.17	$ 0.17
Weighted average remaining contractual term (years), Outstanding Ending Balance	2 years 1 month 17 days
Options, Exercisable	7,766,613
Weighted average exercise price, Exercisable	$ 0.19
Weighted average remaining contractual term (years), Exercisable	1 year 11 months 15 days